Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets expected future term based on premium earned	80 years
Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets expected future term based on premium earned	50 years
United States [member] | Annuities cash generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	€ 125	€ 116
United States [member] | Retirement plans cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	€ 56	€ 52
Future servicing rights [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	10 to 30 years
Remaining average amortization period	13 years	13 years
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	3 to 5 years
Remaining average amortization period	no
Goodwill [member] | Robidus [member]
Disclosure of detailed information about intangible assets [Line Items]
Assumed growth rate extrapolated based on business plan	1.00%
Post-tax adjusted discount rate	7.20%
Goodwill [member] | Top of range [member] | Transamerica Corporation [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate	2.14%
Period over which economic available capital is calculated	30 years
Goodwill [member] | Bottom of range [member] | Transamerica Corporation [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate	0.10%
Period over which economic available capital is calculated	1 month